Business Combination - Schedule of Supplemental Pro Forma Information of Playa Vista (Detail) (Playa Vista [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Playa Vista [Member]
Business Acquisition [Line Items]
Revenues	$ 1,408,710	$ 1,019,843
Net Income	$ 115,831	$ 3,247